Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Totals for CEO (1)	Compensation Actually Paid to CEO (1,3)	Average Summary Compensation Table Total for remaining NEOs (1)	Compensation Actually Paid to remaining NEOs (1,3)	Value of Initial Fixed $100 Investment Based On:
					Old Republic Total Shareholder Return (TSR)	Peer Group TSR	Net Income	Net Operating Income (2)	Underwriting Income (2)
							($ Millions)

2022	$4,540,010	$5,056,150	$2,056,345	$2,196,828	$142.78	$138.20	$686.4	$670.8	$435.2
2021	2,392,292	3,259,180	1,243,941	1,471,040	133.84	124.70	1,534.3	935.9	785.9
2020	1,882,098	1,643,582	1,268,335	1,175,383	92.36	92.69	558.6	845.1	665.8

Named Executive Officers, Footnote [Text Block]	Mr. Smiddy was the Company's CEO for each year presented. For 2020, the remaining NEOs were Messers. Mueller, Gray, Oberst and Yeager. For 2021, the remaining NEOs were Messers. Mueller, Sodaro, Gray, Oberst and Yeager. Mr. Mueller retired from the Company on June 30, 2021. Mr. Sodaro was appointed the Company's CFO on July 1, 2021 and became an NEO at that time. For 2022, the remaining NEOs were Messers. Sodaro, Gray, Oberst and Yeager.
PEO Total Compensation Amount	$ 4,540,010	$ 2,392,292	$ 1,882,098
PEO Actually Paid Compensation Amount	$ 5,056,150	3,259,180	1,643,582
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts are calculated in accordance with the method required by Item 402(v) of Regulation S-K and do not reflect actual compensation paid to the CEO and the remaining NEOs. See table below for the details of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2022		2021		2020
	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs
Total Compensation as reported on Summary Compensation Table	$4,540,010	$2,056,345	$2,392,292	$1,243,941	$1,882,098	$1,268,335
Deduct change in present value (PV) of pension benefits as reported on Summary Compensation Table (i)	—	—	—	(1,159)	—	(42,264)
Deduct fair value of stock options granted as reported in Summary Compensation Table	(554,400)	(213,860)	(261,800)	(93,500)	(220,800)	(65,550)
Deduct fair value of stock awards granted as reported in Summary Compensation Table	(1,638,000)	(503,100)	—	—	—	—
Add service cost and prior service cost (ii)	—	—	—	—	—	—
Add fair value at year end of stock options granted in current year	678,600	262,015	530,600	189,500	118,800	45,163
Add fair value of year end of stock awards granted in current year	1,690,500	519,023	—	—	—	—
Add change in fair value at year end from fair value of prior year end of unvested stock option awards granted in prior fiscal years	240,000	56,788	423,913	93,752	(101,573)	(19,009)
Add change in fair value at year end from fair value of prior year end of unvested stock awards granted in prior fiscal years	—	—	—	1,830	—	(1,999)
Add change in fair value at year end from prior year fair value of stock option awards granted in prior fiscal years that vested in current fiscal year	99,440	19,903	174,175	34,121	(34,943)	(6,896)
Add change in fair value at year end from prior year fair value of stock awards granted in prior fiscal years that vested in current fiscal year	—	(286)	—	2,555	—	(2,397)
Subtract prior year fair value of forfeited stock option awards	—	—	—	—	—	—
Subtract prior year fair value of forfeited stock awards	—	—	—	—	—	—
Add dollar value of dividends paid on stock options in current year	—	—	—	—	—	—
Add dollar value of dividends paid on stock awards in current year	—	—	—	—	—	—
Compensation Actually Paid	5,056,150	2,196,828	3,259,180	1,471,040	1,643,582	1,175,383

(i)    Represents aggregate change in the actuarial present value of the named executive officer's accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Comp Table.
(ii)    Represents, for all defined benefit and actuarial pension plans reported in the Summary Compensation Table in accordance with paragraph (c)(2)(viii)(A) of this section, the aggregate of:
--service cost, calculated as the actuarial present value of each named executive officer's benefit under all such plans attributable to services rendered during the covered fiscal year; and
--prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

Non-PEO NEO Average Total Compensation Amount	$ 2,056,345	1,243,941	1,268,335
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,196,828	1,471,040	1,175,383
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts are calculated in accordance with the method required by Item 402(v) of Regulation S-K and do not reflect actual compensation paid to the CEO and the remaining NEOs. See table below for the details of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2022		2021		2020
	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs	CEO	Average of the remaining NEOs
Total Compensation as reported on Summary Compensation Table	$4,540,010	$2,056,345	$2,392,292	$1,243,941	$1,882,098	$1,268,335
Deduct change in present value (PV) of pension benefits as reported on Summary Compensation Table (i)	—	—	—	(1,159)	—	(42,264)
Deduct fair value of stock options granted as reported in Summary Compensation Table	(554,400)	(213,860)	(261,800)	(93,500)	(220,800)	(65,550)
Deduct fair value of stock awards granted as reported in Summary Compensation Table	(1,638,000)	(503,100)	—	—	—	—
Add service cost and prior service cost (ii)	—	—	—	—	—	—
Add fair value at year end of stock options granted in current year	678,600	262,015	530,600	189,500	118,800	45,163
Add fair value of year end of stock awards granted in current year	1,690,500	519,023	—	—	—	—
Add change in fair value at year end from fair value of prior year end of unvested stock option awards granted in prior fiscal years	240,000	56,788	423,913	93,752	(101,573)	(19,009)
Add change in fair value at year end from fair value of prior year end of unvested stock awards granted in prior fiscal years	—	—	—	1,830	—	(1,999)
Add change in fair value at year end from prior year fair value of stock option awards granted in prior fiscal years that vested in current fiscal year	99,440	19,903	174,175	34,121	(34,943)	(6,896)
Add change in fair value at year end from prior year fair value of stock awards granted in prior fiscal years that vested in current fiscal year	—	(286)	—	2,555	—	(2,397)
Subtract prior year fair value of forfeited stock option awards	—	—	—	—	—	—
Subtract prior year fair value of forfeited stock awards	—	—	—	—	—	—
Add dollar value of dividends paid on stock options in current year	—	—	—	—	—	—
Add dollar value of dividends paid on stock awards in current year	—	—	—	—	—	—
Compensation Actually Paid	5,056,150	2,196,828	3,259,180	1,471,040	1,643,582	1,175,383

(i)    Represents aggregate change in the actuarial present value of the named executive officer's accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Comp Table.
(ii)    Represents, for all defined benefit and actuarial pension plans reported in the Summary Compensation Table in accordance with paragraph (c)(2)(viii)(A) of this section, the aggregate of:
--service cost, calculated as the actuarial present value of each named executive officer's benefit under all such plans attributable to services rendered during the covered fiscal year; and
--prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between CEO and NEO Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our remaining NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between CEO and NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our remaining NEOs, and the Company’s net income over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between CEO and NEO Compensation Actually Paid and Net Operating Income and Underwriting Income

The following chart sets forth the relationship between compensation actually paid to our CEO, the average of compensation actually paid to our remaining NEOs, and the Company’s net operating income and underwriting income over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 142.78	133.84	92.36
Peer Group Total Shareholder Return Amount	138.20	124.70	92.69
Net Income (Loss)	$ 686,400,000	$ 1,534,300,000	$ 558,600,000
Company Selected Measure Amount	670,800,000	935,900,000	845,100,000
PEO Name	Mr. Smiddy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	underwriting income
Non-GAAP Measure Description [Text Block]	The Company has determined that underwriting income and net operating income are the financial measures that best link company performance to compensation actually paid to the Company's NEOs for the most recently completed fiscal year. Net operating income reflects net income excluding investment gains (losses) which is used in calculating operating return on equity, one of the performance measures of our long-term incentive compensation plan. Underwriting income reflects net premiums and fees earned and the associated combined ratio, both of which are performance measures of our short-term incentive compensation plans. The evaluation of periodic and long term results via these measures excluding consideration of all investment gains (losses) provides a better way to analyze, evaluate and establish accountability for the results of the insurance operations.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	435,200,000	785,900,000	665,800,000
Measure Name	net operating income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Growth in Net Premium and Fees Earned
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Combined Ratio
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Growth in Book Value per Share, Inclusive of Dividends•Operating Return on Equity
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Stock Options Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(554,400)	(261,800)	(220,800)
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,638,000)	0	0
PEO [Member] | Pension Adjustments, Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Options Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	678,600	530,600	118,800
PEO [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,690,500	0	0
PEO [Member] | Stock Options Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	240,000	423,913	(101,573)
PEO [Member] | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Options Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	99,440	174,175	(34,943)
PEO [Member] | Stock Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Options that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Options, Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Stock Awards, Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,159)	(42,264)
Non-PEO NEO [Member] | Stock Options Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(213,860)	(93,500)	(65,550)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(503,100)	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Options Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	262,015	189,500	45,163
Non-PEO NEO [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	519,023	0	0
Non-PEO NEO [Member] | Stock Options Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	56,788	93,752	(19,009)
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,830	(1,999)
Non-PEO NEO [Member] | Stock Options Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,903	34,121	(6,896)
Non-PEO NEO [Member] | Stock Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(286)	2,555	(2,397)
Non-PEO NEO [Member] | Stock Options that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Options, Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards, Value of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0